                  As filed with the Securities and Exchange Commission on [date]



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-05037)
                                                    -----------



                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact name of registrant as specified in charter)



                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)



                                ROBERT M. SLOTKY
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: MARCH 31, 2005
                         --------------



Date of reporting period:  MARCH 31, 2005
                           --------------

                         ITEM 1. REPORT TO STOCKHOLDERS

                            (THE PERKINS FUNDS LOGO)

                                 ANNUAL REPORT

-------------------------------------------------------------------------------
                                   Year Ended
                                 March 31, 2005

 May 2, 2005

 Dear Shareholders:

 In past shareholder letters, we have talked about the "presidential cycle" which typically results in a correction after the election followed by an up market well into the post-election year. This time, after the Bush victory, we had a strong market into year-end (the stock market tends to favor Republican presidents) which has been followed by a correction since then. Given the current oversold market conditions and shifts in investor psychology, we expect to see a market bottom in the near term. If the decennial pattern holds, which calls for the fifth year of the decade to be the strongest, then we could see an intermediate-term bottom here.

 During the year, the market has been volatile as well as the performance of the Funds. For the calendar year ended December 31, 2004, The Perkins Discovery Fund was up 22.55% and The Perkins Opportunity Fund was up 21.65%, both beating the averages presented in the table below. This was due largely to the strong performance of small stocks during the fourth quarter of calendar 2005. Unfortunately, during the first calendar quarter of 2005, small stocks gave back much of their fourth quarter gains. We did not expect this and the funds suffered during the first calendar quarter, with the Discovery Fund down 13.82% and the Opportunity Fund down 13.30%, both underperforming the indexes presented in the table below. In the end, the Discovery Fund finished the fiscal year ended March 31, 2005 down 0.54% and the Opportunity Fund ended down 3.92% compared to up 4.19%, 0.25% and 6.63% for the Russell 2000 Index, the NASDAQ Composite Index and the S&P 500 Index respectively.

 The Discovery Fund's one-year, five-year and average annual total return since inception (April 9, 1998) through March 31, 2005 were -0.54%, -1.20% and 16.14%, respectively. The Opportunity Fund's one-year, five-year, ten-year and average annual total return since inception (February 18, 1993) through March 31, 2005 were -3.79%, -10.25%, 2.14% and 7.51%, respectively. The one-year, five-year, and ten-year returns for the indexes were: Russell 2000 Index 4.19%, 2.67%, and 9.39%; NASDAQ Composite Index 0.25%, -15.24%, and 10.05%; S&P 500
 Index 6.63%, -3.18% and 11.31%.

 Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361.

 In the Discovery Fund, if we could have avoided our two biggest losers, the performance would have fallen in the middle of the range of the three indexes quoted. These companies were Cellstar Corporation and Urologix Inc., both of which were bought for expected turnarounds. Cellstar was sold at a loss when that turnaround failed to occur. Urologix, on the other hand, is a company we still like and own at a profit. It was simply down during the fiscal year as things took longer than expected. In the Opportunity Fund, we would have had to avoid our four biggest losers: NBTY Inc., Possis Medical Inc., Danka Business Systems PLC, and BriteSmile Inc. NBTY declined after an unexpected sales decline and Possis after a medical study on one of their products produced bad results. Danka and BriteSmile are both turnarounds that have taken longer to materialize than expected.

In terms of the future of small-cap stocks, we have presented charts and tables in previous letters showing that small-cap stocks have historically outperformed large-caps coming out of recessions and that the large-cap/small-cap cycle was currently in favor of small-caps. We are now several years past the last recession; however, there have been time periods in the past when small-caps have led for as long as ten years. That being said, small-cap stocks have now reached a range of normal valuation relative to large-caps. This tells us that stock selection will become even more important in the future. We cannot control the action of the market; however, we will continue to pick stocks that we believe can do well over the long term using the same bottom-up selection process that we have used in the past.

 The Perkins Opportunity Fund's top five holdings in terms of market value are Health Fitness Corp, Guitar Center Inc., Regis Corp., Insignia Systems Inc. and Cash America International Inc. The fund has other holdings, both new and old, which we believe have significant promise for the fund.

 We believe the Discovery Fund is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. Its top five holdings in terms of market value are Axsys Technologies Inc., Double Eagle Petroleum Co., American Dental Partners Inc., Rimage Corp. and First Cash Financial Services Inc. It also has many other holdings that we believe hold significant promise for the future.

 The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                            PERKINS      PERKINS
                           DISCOVERY   OPPORTUNITY   RUSSELL    NASDAQ      S&P
                             FUND         FUND        2000     COMPOSITE    500
CALENDAR PERIOD             (PDFDX)      (POFDX)      INDEX      INDEX     INDEX
 1993 (Partial Year)            --        39.52%      17.62%     17.26%     10.67%
 1994                           --        14.85%      -3.18%     -3.20%      1.27%
 1995                           --        70.35%      26.21%     39.92%     37.53%
 1996                           --        -7.33%      14.76%     22.71%     22.99%
 1997                           --       -17.08%      20.52%     21.64%     33.34%
 1998 - Discovery (Part
      Yr)                     9.67%          --      -11.23%     21.34%     12.84%
     - Opportunity              --       -16.01%      -3.45%     39.63%     28.57%
 1999                        67.54%       98.58%      19.62%     85.58%     21.03%
 2000                         7.61%      -29.26%      -4.20%    -39.29%     -9.15%
 2001                        17.76%       17.66%       1.03%    -21.05%    -11.91%
 2002                       -31.18%      -16.72%     -21.58%    -31.53%    -22.18%
 2003                        67.87%       -5.96%      45.38%     50.01%     28.62%
 2004                        22.55%       21.65%      17.00%      8.59%     10.92%
 2005 (YTD to 03/31/05)     -13.82%      -13.30%      -5.60%     -8.10%     -2.13%
 Annualized - Discovery
 (Inception to 03/31/05)     16.14%          --        3.61%      1.35%      2.38%
 Annualized - Opportunity
 (Inception to 03/31/05)        --         7.51%       8.86%      9.54%     10.68%

 Thank you for your continued support.

 Sincerely,


 -s- Richard W. Perkins           -s- Daniel S. Perkins
 Richard W. Perkins, C.F.A.       Daniel S. Perkins, C.F.A.
 President                        Vice President

 Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

 SMALL COMPANY INVESTING INVOLVES ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

 Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Perkins Funds nor any of its representatives may give legal or tax advice.

 The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

 Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

 The Funds are distributed by Quasar Distributors, LLC. (05/05)

                               THE PERKINS FUNDS

EXPENSE EXAMPLE For the Six Months Ended March 31, 2005 (Unaudited)

 As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/04 - 3/31/05).

 ACTUAL EXPENSES

 The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

 The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

                               THE PERKINS FUNDS
 use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Perkins Discovery Fund

                              Beginning        Ending         Expenses Paid
                               Account         Account      During the Period
                            Value 10/1/04   Value 3/31/05   10/1/04 - 3/31/05*
                            -------------   -------------   ------------------
 Actual                        $1,000          $1,039             $12.71
 Hypothetical (5% annual
   return before expenses)     $1,000          $1,012             $12.54

 * Expenses are equal to the Fund's annualized expense ratio of 2.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Perkins Opportunity Fund

                             Beginning        Ending          Expenses Paid
                              Account         Account       During the Period
                           Value 10/1/04   Value 3/31/05   10/1/04 - 3/31/05**
                           -------------   -------------   -------------------
 Actual                       $1,000          $1,123             $12.44
 Hypothetical (5% annual
   return before
   expenses)                  $1,000          $1,013             $11.80

 ** Expenses are equal to the Fund's annualized expense ratio of 2.35% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

                               THE PERKINS FUNDS

                             PERKINS DISCOVERY FUND
           Value of $10,000 vs S&P 500 Index and Russell 2000 Indexes

                      (Perkins Discover Performance Chart)

                            PERKINS OPPORTUNITY FUND
           Value of $10,000 vs S&P 500 Index and Russell 2000 Indexes

                    (Perkins Opportunity Performance Chart)

 Past performance is not predictive of future performance and this chart does not imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 The Russell 2000 Index is formed by taking the 3000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

                               THE PERKINS FUNDS

THE PERKINS DISCOVERY FUND - SECTOR ALLOCATION at March 31, 2005 (Unaudited)

                    (Discovery Sector Allocation Pie Chart)
 * Cash equivalents and other assets less liabilities.

THE PERKINS OPPORTUNITY FUND - SECTOR ALLOCATION at March 31, 2005 (Unaudited)

                   (Opportunity Sector Allocation Pie Chart)

 * Cash equivalents and other assets less liabilities.
   8

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at March 31, 2005

   SHARES                              VALUE
-----------------------------------------------
COMMON STOCKS: 94.7%
CAPITAL GOODS: 2.0%
    40,000     BTU International,
                Inc.*                $  132,000
                                     ----------
COMMERCIAL SERVICES & SUPPLIES: 7.6%
    30,000     Cash Systems, Inc.*      224,100
    18,200     Diversified Security
                Solutions, Inc.*         84,630
    22,500     IntegraMed America,
                Inc.*                   207,000
                                     ----------
                                        515,730
                                     ----------
COMPUTERS: 9.9%
    50,000     Datalink Corp.*          150,500
    35,000     Delphax
                Technologies, Inc.*     113,400
    30,000     Innovex, Inc.*           105,900
    15,000     Rimage Corp.*            297,750
                                     ----------
                                        667,550
                                     ----------
CONSULTING SERVICES: 2.1%
    40,000     Analysts
                International
                Corp.*                  144,800
                                     ----------
DISTRIBUTION - WHOLESALE: 3.0%
    25,000     Navarre Corp.*           198,750
                                     ----------
ELECTRONICS: 8.4%
    22,500     Axsys Technologies,
                Inc.*                   505,350
    50,000     Pemstar, Inc.*            59,000
                                     ----------
                                        564,350
                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES: 5.2%
    20,160     Bioscrip, Inc.*          121,565
    25,000     Spectranetics Corp.*     130,000
    25,000     Staar Surgical Co.*       97,750
                                     ----------
                                        349,315
                                     ----------
HEALTHCARE - PRODUCTS: 11.9%
   100,000     CardioGenesis Corp.*      64,000
    25,000     CABG Medical, Inc.*       97,500
    31,000     Criticare Systems,
                Inc.*                    95,170
   125,000     Curon Medical, Inc.*     121,250

   SHARES                              VALUE
-----------------------------------------------
HEALTHCARE - PRODUCTS: 11.9% (CONTINUED)
    30,000     MEDTOX Scientific,
                Inc.*                $  240,000
    40,000     Urologix, Inc.*          183,600
                                     ----------
                                        801,520
                                     ----------
HEALTHCARE - SERVICES: 15.0%
    20,000     Air Methods Corp.*       159,400
    15,000     American Dental
                Partners, Inc.*         333,465
    27,500     American Shared
                Hospital Services       149,875
    17,500     National Home Health
                Care Corp.              202,650
    12,500     Psychemedics Corp.       166,000
                                     ----------
                                      1,011,390
                                     ----------
HOTELS RESTAURANTS & LEISURE: 1.9%
     7,500     Canterbury Park
                Holding Corp.           130,425
                                     ----------
INTERNET: 2.2%
   150,000     Internet America,
                Inc.*                   151,500
                                     ----------
MINING: 0.7%
   200,000     Wits Basin Precious
                Minerals, Inc.*          47,000
                                     ----------
OIL & GAS: 6.1%
    20,000     Double Eagle
                Petroleum Co.*          413,200
                                     ----------
PHARMACEUTICALS: 3.6%
    21,500     Alfacell Corp.*           42,355
    17,500     Matrixx Initiatives,
                Inc.*                   197,575
                                     ----------
                                        239,930
                                     ----------
RETAIL: 6.5%
    15,000     First Cash Financial
                Services, Inc.*         317,550
    30,000     Granite City Food &
                Brewery Ltd.*           123,300
                                     ----------
                                        440,850
                                     ----------
SOFTWARE & SERVICES: 1.8%
    11,000     Captiva Software
                Corp.*                  119,130

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

   SHARES                              VALUE
-----------------------------------------------
SOFTWARE & SERVICES: 1.8% (CONTINUED)
                                     ----------
TECHNOLOGY HARDWARE & EQUIPMENT: 3.3%
    25,000     Addvantage
                Technologies Group,
                Inc.*                $  105,750
    20,000     Globecomm Systems,
                Inc.*                   119,000
                                     ----------
                                        224,750
                                     ----------
TELECOMMUNICATIONS: 1.5%
    70,000     Multiband Corp.*         104,300
                                     ----------
TRANSPORTATION: 2.0%
    20,000     World Air Holdings,
                Inc.*                   137,600
                                     ----------
TOTAL COMMON STOCKS
 (cost $5,644,538)                    6,394,090
                                     ----------
RIGHTS: 0.0%
COMPUTERS: 0.0%
     2,500     Intelli-Check, Inc.
                Rts., Exp. 6/30/05*          --
                                     ----------
TOTAL RIGHTS:
 (cost $0)                                   --
                                     ----------

   SHARES                              VALUE
-----------------------------------------------
WARRANTS: 0.0%
HEALTHCARE - PRODUCTS: 0.0%
     4,500     Hypertension
                Diagnostics, Inc.
                Wts., Exp. 1/23/06*  $      135
                                     ----------
TOTAL WARRANTS:
 (cost $0)                                  135
                                     ----------
SHORT-TERM INVESTMENT: 4.7%
MONEY MARKET INVESTMENT: 4.7%
   315,032     SEI Daily Income
                Trust Government
                Fund - Class B
                (cost $315,032)         315,032
                                     ----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $5,959,570): 99.4%             6,709,257
Other Assets less Liabilities: 0.6%      38,845
                                     ----------
NET ASSETS: 100.0%                   $6,748,102
                                     ==========

* Non-income producing security.

See accompanying Notes to Financial Statements.
   10

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2005

   SHARES                              VALUE
-----------------------------------------------
COMMON STOCKS: 88.5%
CAPITAL GOODS: 2.5%
    30,000     Jacuzzi Brands,
                Inc.*               $   292,800
                                    -----------
COMMERCIAL SERVICES & SUPPLIES: 14.9%
    15,000     Coinstar, Inc.*          318,000
   100,000     Danka Business
                Systems PLC ADR*        160,000
    10,000     Deluxe Corp.             398,600
    12,500     G&K Services, Inc.       503,625
    10,000     School Specialty,
                Inc.*                   391,600
                                    -----------
                                      1,771,825
                                    -----------
DIVERSIFIED FINANCIALS: 6.5%
    35,000     Cash America
                International,
                Inc.                    767,550
                                    -----------
ENERGY: 2.4%
    35,000     Transmontaigne,
                Inc.*                   280,000
                                    -----------
HEALTH CARE EQUIPMENT & SERVICES: 15.4%
   400,000     Health Fitness
                Corp.*                1,048,000
    27,500     Possis Medical,
                Inc.*                   230,175
   375,000     SpectraScience,
                Inc.*+                  150,000
    12,500     SurModics, Inc.*         398,875
                                    -----------
                                      1,827,050
                                    -----------
HOTELS RESTAURANTS & LEISURE: 1.4%
    25,000     Empire Resorts,
                Inc.*                   180,750
                                    -----------
MATERIALS: 2.8%
    10,000     Schnitzer Steel
                Industries, Inc.        337,300
                                    -----------
MEDIA: 7.9%
   725,000     Insignia Systems,
                Inc.*(+)                942,500
                                    -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 2.6%
    25,000     Cambridge Antibody
                Technology Group
                PLC ADR*                311,000
                                    -----------

   SHARES                              VALUE
-----------------------------------------------
RETAILING: 20.0%
    87,500     Appliance Recycling
                Centers of
                America, Inc.*      $   262,500
    20,000     Guitar Center,
                Inc.*                 1,096,600
    25,000     Regis Corp.            1,023,250
                                    -----------
                                      2,382,350
                                    -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 9.7%
   100,000     Ciprico, Inc.*           460,100
   400,000     Integrated Security
                Systems, Inc.*          136,000
    25,000     M-Systems Flash
                Disk Pioneers
                Ltd.*#                  551,000
                                    -----------
                                      1,147,100
                                    -----------
TRANSPORTATION: 2.4%
    40,000     Mesa Air Group,
                Inc.*                   280,000
                                    -----------
TOTAL COMMON STOCKS
 (cost $13,051,809)                  10,520,225
                                    -----------
SHORT-TERM INVESTMENT: 11.9%
MONEY MARKET INVESTMENT: 11.9%
 1,418,238     SEI Daily Income
                Trust Government
                Fund - Class B
                (cost $1,418,238)     1,418,238
                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $14,470,047): 100.4%          11,938,463
Liabilities in excess of Other
 Assets: (0.4)%                         (51,796)
                                    -----------
NET ASSETS: 100.0%                  $11,886,667
                                    ===========

ADR  American Depositary Receipt.
  *  Non-income producing security.
  #  U.S. security of foreign issuer.
 (+) Affiliated company, as defined in Section 2(a)(3) of the Investment Company
     Act of 1940. During the year ended March 31, 2005, the Fund had no transactions with the affiliated company.
  +  Security valued at its fair value under
     the supervision of the Board of Trustees. (See Note 7)

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2005

                                       DISCOVERY    OPPORTUNITY
                                          FUND          FUND
----------------------------------------------------------------
ASSETS
  Investments in securities, at value
     Nonaffliated issuers (cost
       $5,959,570 and $13,196,069,
       respectively).................  $6,709,257   $ 10,995,963
     Affiliated issuers (cost $0 and
       $1,273,978, respectively).....          --        942,500
  Receivables:
     Investments sold................      49,444          2,540
     Fund shares sold................      16,326          4,000
     Due from Advisor................       4,469             --
     Dividends and interest..........       1,931          2,243
  Prepaid expenses...................      11,450          7,489
                                       ----------   ------------
       Total assets..................   6,792,877     11,954,735
                                       ----------   ------------
LIABILITIES
  Payables:
     Fund shares redeemed............      10,173             --
     Advisory fees...................          --         21,336
     Administration fees.............       2,548          2,630
     Custody fees....................         567            692
     Distribution fees...............       3,879          8,099
     Fund accounting fees............       3,537          3,600
     Transfer agent fees.............       3,962          6,348
     Chief compliance officer fees...         500            500
  Accrued expenses and other
     liabilities.....................      19,609         24,863
                                       ----------   ------------
       Total liabilities.............      44,775         68,068
                                       ----------   ------------
NET ASSETS...........................  $6,748,102   $ 11,886,667
                                       ==========   ============
  NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE
     ($6,748,102/299,669 and
     $11,886,667/821,439,
     respectively, of unlimited
     shares authorized without par
     value)..........................  $    22.52   $      14.47
                                       ==========   ============
COMPONENTS OF NET ASSETS
  Paid-in capital....................  $5,506,815   $ 27,093,074
  Accumulated net realized gain
     (loss) on investments...........     491,600    (12,674,823)
  Net unrealized appreciation
     (depreciation) on investments...     749,687     (2,531,584)
                                       ----------   ------------
       Net assets....................  $6,748,102   $ 11,886,667
                                       ==========   ============

See accompanying Notes to Financial Statements.
   12

                               THE PERKINS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended March 31, 2005

                                         DISCOVERY   OPPORTUNITY
                                           FUND         FUND
----------------------------------------------------------------
INVESTMENT INCOME
  Income
     Dividends.........................  $  11,506   $    30,545
     Interest..........................     10,173         9,571
                                         ---------   -----------
       Total income....................     21,679        40,116
                                         ---------   -----------
  Expenses
     Advisory fees.....................     81,869       130,424
     Administration fees...............     30,000        32,798
     Transfer agent fees...............     27,147        43,850
     Fund accounting fees..............     21,017        20,459
     Distribution fees.................     20,467        32,606
     Audit fees........................     18,999        15,626
     Registration fees.................     16,993        17,002
     Legal fees........................      5,204         4,993
     Reports to shareholders...........      4,965         7,532
     Trustee fees......................      4,604         4,698
     Custody fees......................      3,538         3,372
     Miscellaneous.....................      2,660         2,613
     Chief compliance officer fees.....      1,500         1,500
     Insurance expense.................        719         1,042
                                         ---------   -----------
       Total expenses..................    239,682       318,515
       Less: fees waived (see Note
          3)...........................    (35,009)           --
                                         ---------   -----------
       Net expenses....................    204,673       318,515
                                         ---------   -----------
          NET INVESTMENT LOSS..........   (182,994)     (278,399)
                                         ---------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     investments(+)....................    696,711    (1,916,078)
  Change in net unrealized
     appreciation/depreciation on
     investments.......................   (608,842)    1,539,518
                                         ---------   -----------
     Net realized and unrealized gain
       (loss) on investments...........     87,869      (376,560)
                                         ---------   -----------
       NET DECREASE IN NET ASSETS
          RESULTING FROM OPERATIONS....  $ (95,125)  $  (654,959)
                                         =========   ===========

(+) See Note 8 for information on affiliated issuers.
See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                        YEAR ENDED       YEAR ENDED
                                      MARCH 31, 2005   MARCH 31, 2004
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss...............   $  (182,994)      $ (171,314)
  Net realized gain on
     investments....................       696,711        1,097,509
  Change in net unrealized
     appreciation (depreciation) on
     investments....................      (608,842)       2,069,834
                                       -----------       ----------
       NET INCREASE (DECREASE) IN
          NET ASSETS RESULTING FROM
          OPERATIONS................       (95,125)       2,996,029
                                       -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain............      (231,866)              --
                                       -----------       ----------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net
     assets derived from net change
     in outstanding shares(a)(b)....      (871,143)       1,932,875
                                       -----------       ----------
       TOTAL INCREASE (DECREASE) IN
          NET ASSETS................    (1,198,134)       4,928,904
                                       -----------       ----------
NET ASSETS
  Beginning of Year.................     7,946,236        3,017,332
                                       -----------       ----------
  END OF YEAR.......................   $ 6,748,102       $7,946,236
                                       ===========       ==========

(a) A summary of capital share transactions is as follows:

                               YEAR ENDED               YEAR ENDED
                             MARCH 31, 2005           MARCH 31, 2004
                         ----------------------   -----------------------
                          Shares       Value       Shares       Value
                         --------   -----------   --------   ------------
Shares sold............   159,784   $ 3,803,611    609,853   $ 12,104,526
Shares issued in
  reinvestment of
  distributions........     8,332       206,226         --             --
Shares redeemed(b).....  (209,417)   (4,880,980)  (491,009)   (10,171,651)
                         --------   -----------   --------   ------------
Net increase
  (decrease)...........   (41,301)  $  (871,143)   118,844   $  1,932,875
                         ========   ===========   ========   ============

(b) Net of redemption fees of $17,810 and $63,644, respectively.

See accompanying Notes to Financial Statements.
   14

                            PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                        YEAR ENDED       YEAR ENDED
                                      MARCH 31, 2005   MARCH 31, 2004
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss...............   $  (278,399)     $  (342,490)
  Net realized loss on
     investments....................    (1,916,078)        (227,970)
  Change in net unrealized
     appreciation on investments....     1,539,518        6,760,695
                                       -----------      -----------
       NET INCREASE (DECREASE) IN
          NET ASSETS RESULTING FROM
          OPERATIONS................      (654,959)       6,190,235
                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived
     from net change in outstanding
     shares(a)(b)...................    (3,035,012)      (4,495,711)
                                       -----------      -----------
       TOTAL INCREASE (DECREASE) IN
          NET ASSETS................    (3,689,971)       1,694,524
                                       -----------      -----------
NET ASSETS
  Beginning of Year.................    15,576,638       13,882,114
                                       -----------      -----------
  END OF YEAR.......................   $11,886,667      $15,576,638
                                       ===========      ===========

(a) A summary of capital share transactions is as follows:

                        YEAR ENDED MARCH 31,     YEAR ENDED MARCH 31,
                                2005                     2004
                       ----------------------   ----------------------
                        Shares       Value       Shares       Value
                       --------   -----------   --------   -----------
Shares sold..........    73,374   $ 1,157,914    133,782   $ 1,720,129
Shares redeemed(b)...  (287,942)   (4,192,926)  (455,462)   (6,215,840)
                       --------   -----------   --------   -----------
Net decrease.........  (214,568)  $(3,035,012)  (321,680)  $(4,495,711)
                       ========   ===========   ========   ===========

(b) Net of redemption fees of $9,712 and $10,473, respectively.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                      YEAR ENDED MARCH 31,
                         ----------------------------------------------
                          2005      2004      2003      2002      2001
-----------------------------------------------------------------------
 Net asset value,
   beginning of year...  $23.30    $13.58    $18.61    $16.25    $40.22
                         ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment
    loss...............   (0.61)    (0.50)    (0.40)    (0.11)    (0.33)
  Net realized and
    unrealized gain
    (loss) on
    investments........    0.49     10.03     (4.66)     4.59    (15.45)
                         ------    ------    ------    ------    ------
      Total from
         investment
         operations....   (0.12)     9.53     (5.06)     4.48    (15.78)
                         ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
  From net realized
    gain...............   (0.72)       --     (0.07)    (2.13)    (8.19)
                         ------    ------    ------    ------    ------
  Paid-in capital from
    redemption fees
    (Note 2)...........    0.06      0.19      0.10      0.01        --
                         ------    ------    ------    ------    ------
 Net asset value, end
   of year.............  $22.52    $23.30    $13.58    $18.61    $16.25
                         ======    ======    ======    ======    ======
 Total return..........   (0.54)%   71.58%   (26.65)%   28.37%   (41.40)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    year (millions)....    $6.7      $7.9      $3.0      $6.9      $1.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses
    absorbed...........    2.93%     2.94%     4.56%     7.49%    10.86%
  After fees waived and
    expenses
    absorbed...........    2.50%     2.50%     2.50%     2.50%     2.50%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses
    absorbed...........   (2.67)%   (2.79)%   (4.20)%   (6.87)%  (10.03)%
  After fees waived and
    expenses
    absorbed...........   (2.24)%   (2.35)%   (2.14)%   (1.88)%   (1.67)%
  Portfolio turnover
    rate...............   35.52%   103.20%    54.67%    49.92%    73.76%

See accompanying Notes to Financial Statements.
   16

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                      YEAR ENDED MARCH 31,
                         ----------------------------------------------
                          2005      2004      2003      2002      2001
-----------------------------------------------------------------------
 Net asset value,
   beginning of year...  $15.04    $10.22    $16.88    $17.33    $24.85
                         ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment
    loss...............   (0.34)    (0.33)    (0.31)    (0.36)    (0.31)
  Net realized and
    unrealized gain
    (loss) on
    investments........   (0.24)     5.14     (6.38)    (0.36)    (7.21)
                         ------    ------    ------    ------    ------
      Total from
         investment
         operations....   (0.58)     4.81     (6.69)    (0.72)    (7.52)
                         ------    ------    ------    ------    ------
  Paid-in capital from
    redemption fees
    (Note 2)...........    0.01      0.01      0.03      0.27        --
                         ------    ------    ------    ------    ------
 Net asset value, end
   of year.............  $14.47    $15.04    $10.22    $16.88    $17.33
                         ======    ======    ======    ======    ======
 Total return..........   (3.79)%   47.16%   (39.45)%   (2.60)%  (30.26)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    year (millions)....  $ 11.9    $ 15.6    $ 13.9    $ 26.1    $ 29.1
  Ratio of expenses to
    average net
    assets:............    2.45%     2.30%     2.42%     2.24%     2.20%
  Ratio of net
    investment loss to
    average net
    assets:............   (2.14)%   (2.03)%   (2.03)%   (1.94)%   (1.53)%
  Portfolio turnover
    rate...............   38.61%    19.31%    10.72%    23.70%    30.08%

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

 The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which reliable market quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

    For the Perkins Opportunity Fund, at March 31, 2005, there is a capital loss carryforward of approximately $11,792,839, of which approximately $2,661,970 expires March 31, 2006, $6,210,599 which expires March 31, 2011, $1,316,273 which expires March 31, 2012 and $1,603,997 which expires March 31, 2013, available to offset future gains, if any. As of March 31, 2005, there was a post-October capital loss deferral of $881,984 for the Perkins Opportunity Fund which will be recognized in the following year.

                               THE PERKINS FUNDS

 C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

 D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

 E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

 F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2005, The Perkins Discovery Fund decreased undistributed net investment loss by $182,994, and decreased accumulated net realized gains by $182,994. For the year ended March 31, 2005, The Perkins Opportunity Fund decreased undistributed net investment loss by $278,399, and decreased paid-in capital by $278,399.

                               THE PERKINS FUNDS

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 For the year ended March 31, 2005, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended March 31, 2005, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $81,869 and $130,424, respectively, in advisory fees.

 The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for the Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. Beginning August 1, 2004, the Advisor has contractually agreed to limit the Perkins Opportunity Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 2.50%. For the year ended March 31, 2005, the Advisor has voluntarily waived fees of $35,009 for the Perkins Discovery Fund.

 Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

 At March 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Perkins Discovery Fund was $151,095. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                          March 31,
                                 ---------------------------
                                  2006      2007      2008
                                 -------   -------   -------
The Perkins Discovery Fund       $84,425   $31,661   $35,009

 U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that
   20

                               THE PERKINS FUNDS
 capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

   Under $12 million          $30,000
                              0.25% of average daily net
   $12 to $50 million         assets
                              0.20% of average daily net
   $50 to $100 million        assets
                              0.15% of average daily net
   $100 to $200 million       assets
                              0.10% of average daily net
   Over $200 million          assets

 For the year ended March 31, 2005, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred administration fees of $30,000 and $32,798, respectively.

 U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

 Certain officers and trustees of the Trust are also officers and/or directors of the Administrator or Distributor.

 For the year ended March 31, 2005 the Perkins Discovery Fund and Perkins Opportunity Fund were each allocated $1,500 of the Chief Compliance Officer fee.

NOTE 4 - DISTRIBUTION PLAN

 Each Fund has adopted a Distribution Plan (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds.

 The Perkins Discovery Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses. For the year ended March 31, 2005, the Perkins Discovery Fund paid fees of $20,467 to the Advisor.

 The Perkins Opportunity Fund pays a fee to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

                               THE PERKINS FUNDS

 For the year ended March 31, 2005, the Perkins Opportunity Fund paid $32,606 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

 For the year ended March 31, 2005, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $2,592,643 and $3,929,356, respectively.

 For the year ended March 31, 2005, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $4,779,437 and $8,269,889, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

 The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery extent that any repurchase transaction exceeds one business day, the value of the collateral is or upon evidence of book entry transfer to the accounts of the custodian. To the marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 7 - FAIR VALUATION OF INVESTMENT

 The investment in 375,000 shares of SpectraScience, Inc. in the Perkins Opportunity Fund has been valued at its fair value as determined in good faith by the Board of Trustees. On March 31, 2005, the security traded at volume of 13,000 shares, closing at a price of $0.93 per share. The Board valued the security at $0.40 per share, representing its fair value. In determining the security's fair value, the Board considered a number of factors including the size of the Fund's position in the security and the average daily trading volume of the security. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

                               THE PERKINS FUNDS

NOTE 8 - INVESTMENTS IN AFFILIATES

 Affiliated companies, as defined in Section 2 (a)(3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. As of March 31, 2005, the market value of all securities of affiliated companies held in the Perkins Opportunity Fund amounted to $942,500, representing 7.9% of net assets. The Perkins Discovery Fund held no securities of affiliated companies. For the year ended March 31, 2005, The Perkins Opportunity Fund had the following transactions with affiliated companies:

                                                                                                  Amount of       Amount of
                                                                                                  Dividends         Gain
                                                                                                 Credited to     Realized on
                                                                          Shares                 Income for    Sale of Shares
                        Shares      Market                                 Held       Market      the Year      for the Year
                         Held       Value                                 March       Value         Ended           Ended
                        March     March 31,    Purchases/     Sales/       31,      March 31,       March           March
                       31, 2004      2004      Additions    Reductions     2005        2005       31, 2005        30, 2005
                       --------   ----------   ----------   ----------   --------   ----------   -----------   ---------------
Insignia Systems,
Inc.                   725,000    $1,145,500        --           --      725,000     $942,500            --           --

NOTE 9 - DISTRIBUTIONS TO SHAREHOLDERS

 On December 14, 2004, a distribution of $0.7180 per share was declared for the Perkins Discovery Fund. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended March 31, 2004 and 2005 was as follows:

                                          2005      2004
                                          ----      ----
Distributions paid from:
  Long-term capital gain                $231,866    $  --

 As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                   The Perkins       The Perkins
                                  Discovery Fund   Opportunity Fund
                                  --------------   ----------------
Cost of investments                 $5,981,665       $ 14,470,047
                                    ----------       ------------
Gross tax unrealized
  appreciation                       1,687,965          2,438,769
Gross tax unrealized
  depreciation                        (960,373)        (4,970,353)
                                    ----------       ------------
Net tax unrealized appr (depr)      $  727,592       $ (2,531,584)
                                    ----------       ------------
Undistributed ordinary income       $  327,069       $         --
Undistributed long-term capital
  gain                                 186,626       $         --
                                    ----------       ------------
Total distributable earnings        $1,241,287       $ (2,531,584)
                                    ----------       ------------
Other accumulated gains/(losses)    $       --       $(12,674,823)
                                    ----------       ------------
Total accumulated
  earnings/(losses)                 $1,241,287       $(15,206,407)
                                    ==========       ============

 The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
  The Perkins Discovery Fund
  The Perkins Opportunity Fund
The Board of Trustees of
  Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Perkins Discovery Fund and The Perkins Opportunity Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund and The Perkins Opportunity Fund as of March 31, 2005, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, presented in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
April 22, 2005

                               THE PERKINS FUNDS

MANAGEMENT OF THE FUND (UNAUDITED)

 The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                Independent Trustees of the Trust
                                ---------------------------------
                                                                          # of
                                                                       Portfolios
                                       Term of          Principal        in Fund
                        Position      Office and        Occupation     complex***        Other
    Name, Address       with the      Length of           During        overseen     Directorships
       and Age            Trust      Time Served     Past Five Years   by Trustees       Held
    -------------       --------     -----------     ---------------   -----------   -------------
Dorothy A. Berry*       Chairman    Indefinite       President, Talon       2         None
(Born 1943)             and         Term since May   Industries, Inc.
2020 E. Financial Way,  Trustee     1991             (administrative,
Suite 100                                            management and
Glendora, CA 91741                                   business
                                                     consulting);
                                                     formerly Chief
                                                     Operating
                                                     Officer,
                                                     Integrated Asset
                                                     Management
                                                     (investment
                                                     advisor and
                                                     manager) and
                                                     formerly
                                                     President, Value
                                                     Line, Inc.
                                                     (investment
                                                     advisory and
                                                     financial
                                                     publishing
                                                     firm).
Wallace L. Cook*        Trustee     Indefinite       Financial              2         None
(Born 1939)                         Term since May   Consultant,
2020 E. Financial Way,              1991             formerly Senior
Suite 100                                            Vice President,
Glendora, CA 91741                                   Rockefeller
                                                     Trust Co.;
                                                     Financial
                                                     Counselor,
                                                     Rockefeller &
                                                     Co.

                               THE PERKINS FUNDS

                          Independent Trustees of the Trust (Continued)
                          ---------------------------------------------
                                                                          # of
                                                                       Portfolios
                                       Term of          Principal        in Fund
                        Position      Office and        Occupation     complex***        Other
    Name, Address       with the      Length of           During        overseen     Directorships
       and Age            Trust      Time Served     Past Five Years   by Trustees       Held
    -------------       --------     -----------     ---------------   -----------   -------------
Carl A. Froebel*        Trustee     Indefinite       Owner, Golf            2         None
(Born 1938)                         Term since May   Adventures, LLC,
2020 E. Financial Way,              1991             (Vacation
Suite 100                                            Services).
Glendora, CA 91741                                   Formerly
                                                     Managing
                                                     Director,
                                                     Premier
                                                     Solutions, Ltd.
                                                     Formerly
                                                     President and
                                                     Founder,
                                                     National
                                                     Investor Data
                                                     Services, Inc.
                                                     (investment
                                                     related computer
                                                     software).
Rowley W.P. Redington*  Trustee     Indefinite       President;             2         None
(Born 1944)                         Term since May   Intertech
2020 E. Financial Way,              1991             Computer
Suite 100                                            Services Corp.
Glendora, CA 91741                                   (computer
                                                     services and
                                                     consulting).


Interested Trustee of the Trust
-------------------------------------------------------------------------------------------------
Steven J. Paggioli**    Trustee     Indefinite       Consultant since      2         Trustee,
(Born 1950)                         Term since May   July 2001;                      Managers
2020 E. Financial Way,              1991             formerly,                       Funds;
Suite 100                                            Executive Vice                  Trustee,
Glendora, CA 91741                                   President,                      Managers AMG
                                                     Investment                      Funds
                                                     Company
                                                     Administration,
                                                     LLC ("ICA")
                                                     (mutual fund
                                                     administrator).

                               THE PERKINS FUNDS


Officers of the Trust
-------------------------------------------------------------------------------------------------
Robert M. Slotky        President   Indefinite       Vice President,       2         Not
(Born 1947)                         Term since       U.S. Bancorp                    Applicable
2020 E. Financial Way,              August 2002      Fund Services,
Suite 100                                            LLC since July
Glendora, CA 91741      Chief       Indefinite       2001; formerly,
                        Compliance  Term since       Senior Vice
                        Officer     September 2004   President, ICA
                                                     (May 1997-July
                                                     2001).
Eric W. Falkeis         Treasurer   Indefinite       Vice President,       2         Not
(Born 1973)                         Term since       U.S. Bancorp                    Applicable
615 East Michigan St.               August 2002      Fund Services,
Milwaukee, WI 53202                                  LLC since 1997;
                                                     Chief Financial
                                                     Officer, Quasar
                                                     Distributors,
                                                     LLC since 2000.
Chad E. Fickett         Secretary   Indefinite       Assistant Vice        2         Not
(Born 1973)                         Term since       President, U.S.                 Applicable
615 East Michigan St.               March 2002       Bancorp Fund
Milwaukee, WI 53202                                  Services, LLC
                                                     since July 2000.

  * Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 ** Denotes Trustee who is an "interested person" of the Trust under the 1940
    Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
*** The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

                               THE PERKINS FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how The Perkins Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
(800) 280-4779, by accessing the Funds' website at www.perkinscapital.com, or by accessing the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available by calling (800) 280-4779 and on the SEC's website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

 The Perkins Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling (800) 280-4779. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

-------------------------------------------------------------------------------

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

-------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                           THE PERKINS DISCOVERY FUND

                                FYE  3/31/2005          FYE  3/31/2004
--------------------------------------------------------------------------------
Audit Fees                             $14,500                 $14,000
Audit-Related Fees                     N/A                     N/A
Tax Fees                               $2,000                  $2,000
All Other Fees                         N/A                     N/A
--------------------------------------------------------------------------------

                          THE PERKINS OPPORTUNITY FUND

                                FYE  3/31/2005          FYE  3/31/2004
--------------------------------------------------------------------------------
Audit Fees                             $14,500                 $14,000
Audit-Related Fees                     N/A                     N/A
Tax Fees                               $2,000                  $2,000
All Other Fees                         N/A                     N/A
--------------------------------------------------------------------------------


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                           THE PERKINS DISCOVERY FUND

Non-Audit Related Fees                FYE  3/31/2005           FYE  3/31/2004
--------------------------------------------------------------------------------
Registrant                                       N/A                      N/A
Registrant's Investment Adviser                  N/A                      N/A
--------------------------------------------------------------------------------


                          THE PERKINS OPPORTUNITY FUND

Non-Audit Related Fees                FYE  3/31/2005           FYE  3/31/2004
--------------------------------------------------------------------------------
Registrant                                       N/A                      N/A
Registrant's Investment Adviser                  N/A                      N/A
--------------------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Professionally Managed Portfolios
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ Robert M. Slotky
                                 -----------------------------------------------
                                      Robert M. Slotky, President

         Date  June 9, 2005
             -------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/ Robert M. Slotky
                                  ----------------------------------------------
                                      Robert M. Slotky, President

         Date  June 9, 2005
             -------------------------------------------------------------------

         By (Signature and Title)  /s/ Eric W. Falkeis
                                 -----------------------------------------------
                                      Eric W. Falkeis, Treasurer

         Date  June 9, 2005
             -------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.